Note 4 - Accrued Expenses, Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accrued Liabilities [Abstract]
Interest payable - related party		$ 253	$ 70
Warranty reserve		230	280	303
Accrued accounts payable		108	63
Accrued other		96	75
Accrued accounting fees		90	100
Accrued legal fees		77	41
Sales tax payable		33	27
Accrued travel expenses		31	72
Accrued expenses	$ 880	$ 918	$ 728